PGIM Target Date 2015 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 90.1%
Affiliated Mutual Funds
Domestic Equity — 18.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,111	$123,202
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	36,992	1,646,125
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,038	123,622
		1,892,949
Fixed Income — 60.4%
PGIM Core Conservative Bond Fund (Class R6)	180,818	1,555,038
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	88,306	601,363
PGIM TIPS Fund (Class R6)	274,079	2,299,525
PGIM Total Return Bond Fund (Class R6)	134,754	1,614,354
		6,070,280
International Equity — 10.8%
PGIM Global Real Estate Fund (Class R6)	29,049	596,092
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	34,344	490,773
		1,086,865

Total Long-Term Investments (cost $8,848,990)		9,050,094

Short-Term Investment 10.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,023,833)	1,023,833	1,023,833

TOTAL INVESTMENTS 100.3% (cost $9,872,823)(wa)		10,073,927
Liabilities in excess of other assets (0.3)%		(25,955)

Net Assets 100.0%		$10,047,972

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2015 Fund